Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Apr. 30, 2016	Jul. 31, 2016	Oct. 31, 2025	Oct. 31, 2016	Jan. 31, 2017	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000012178
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 8,981	$ 9,782	$ 10,107		$ 10,127	$ 11,168	$ 11,633	$ 12,158	$ 12,611	$ 13,692	$ 13,072	$ 13,479	$ 12,398	$ 12,538	$ 13,383	$ 13,428	$ 13,835	$ 14,404	$ 11,973	$ 12,956	$ 13,055	$ 15,924	$ 18,864	$ 19,144	$ 20,038	$ 20,536	$ 19,746	$ 19,844	$ 19,442	$ 21,423	$ 20,843	$ 22,260	$ 20,022	$ 22,550	$ 23,349	$ 24,918	$ 25,262	$ 26,130	$ 24,235	$ 25,793	$ 27,309
C000012179
Account Value [Line Items]
Accumulated Value	50,000	44,916	48,932	50,567		50,704	55,926	58,246	60,910	63,193	68,621	65,524	67,582	62,191	62,910	67,159	67,393	69,475	72,320	60,142	65,098	65,622	80,059	94,853	96,285	100,796	103,331	99,366	99,915	97,885	107,913	105,021	112,154	100,904	113,676	117,752	125,703	127,474	131,873	122,322	130,267	137,915
C000012180
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	10,000	9,218	9,999	10,377		10,286	11,153	11,599	11,924	12,302	13,549	12,626	13,360	12,848	12,718	13,763	13,886	14,238	14,960	12,916	14,403	14,655	17,345	20,251	21,000	21,899	21,792	20,086	20,094	19,286	20,764	20,686	22,449	20,639	23,769	24,713	26,673	26,861	28,110	26,112	28,857	30,774
C000012181
Account Value [Line Items]
Accumulated Value	50,000	46,082	50,009	51,908		51,469	55,817	58,056	59,701	61,597	67,853	63,239	66,940	64,379	63,734	68,993	69,630	71,414	75,049	64,785	72,271	73,555	87,076	101,690	105,460	109,999	109,487	100,926	100,994	96,957	104,400	104,030	112,906	103,835	119,619	124,370	134,268	135,242	141,570	131,518	145,384	155,078
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	9,292	10,003	10,609		10,421	11,311	11,860	12,320	12,917	14,157	13,410	14,344	13,765	13,828	15,097	15,334	15,608	16,645	14,918	16,990	17,167	20,065	22,528	23,604	24,733	23,776	21,771	21,767	20,542	21,774	22,049	24,514	22,267	25,943	26,992	29,687	30,727	32,760	30,030	34,357	37,150
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	50,000	46,461	50,017	53,043		52,104	56,554	59,301	61,598	64,587	70,783	67,048	71,719	68,824	69,138	75,485	76,670	78,042	83,224	74,592	84,950	85,837	100,323	112,642	118,018	123,666	118,879	108,854	108,834	102,712	108,871	110,243	122,569	111,333	129,714	134,961	148,437	153,634	163,800	150,149	171,784	185,749
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	9,292	10,003	10,609		10,421	11,311	11,860	12,320	12,917	14,157	13,410	14,344	13,765	13,828	15,097	15,334	15,608	16,645	14,918	16,990	17,167	20,065	22,528	23,604	24,733	23,776	21,771	21,767	20,542	21,774	22,049	24,514	22,267	25,943	26,992	29,687	30,727	32,760	30,030	34,357	37,150
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	50,000	46,461	50,017	53,043		52,104	56,554	59,301	61,598	64,587	70,783	67,048	71,719	68,824	69,138	75,485	76,670	78,042	83,224	74,592	84,950	85,837	100,323	112,642	118,018	123,666	118,879	108,854	108,834	102,712	108,871	110,243	122,569	111,333	129,714	134,961	148,437	153,634	163,800	150,149	171,784	185,749
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	10,000	9,315	10,193	10,744		10,637	11,608	11,880	12,223	12,528	13,607	12,771	13,389	12,909	12,953	13,929	14,085	14,356	14,880	12,395	13,238	13,270	15,489	18,087	18,444	19,077	19,110	18,326	18,180	17,742	19,028	18,548	19,686	17,766	20,185	21,037	22,599	23,269	24,129	22,836	24,586	25,863
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	50,000	46,574	50,965	53,720		53,185	58,039	59,400	61,114	62,642	68,035	63,857	66,944	64,543	64,764	69,644	70,423	71,781	74,400	61,974	66,190	66,350	77,445	90,436	92,218	95,383	95,548	91,628	90,901	88,709	95,140	92,739	98,429	88,828	100,926	105,187	112,996	116,343	120,644	114,181	122,932	129,313
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	10,000	9,315	10,193	10,744		10,637	11,608	11,880	12,223	12,528	13,607	12,771	13,389	12,909	12,953	13,929	14,085	14,356	14,880	12,395	13,238	13,270	15,489	18,087	18,444	19,077	19,110	18,326	18,180	17,742	19,028	18,548	19,686	17,766	20,185	21,037	22,599	23,269	24,129	22,836	24,586	25,863
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	$ 50,000	$ 46,574	$ 50,965	$ 53,720		$ 53,185	$ 58,039	$ 59,400	$ 61,114	$ 62,642	$ 68,035	$ 63,857	$ 66,944	$ 64,543	$ 64,764	$ 69,644	$ 70,423	$ 71,781	$ 74,400	$ 61,974	$ 66,190	$ 66,350	$ 77,445	$ 90,436	$ 92,218	$ 95,383	$ 95,548	$ 91,628	$ 90,901	$ 88,709	$ 95,140	$ 92,739	$ 98,429	$ 88,828	$ 100,926	$ 105,187	$ 112,996	$ 116,343	$ 120,644	$ 114,181	$ 122,932	$ 129,313